                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number:
                                             --------------------------------
     This Amendment (Check only one.):       [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perseus, L.L.C.
          ------------------------------------------------
Address:  2099 Pennsylvania Avenue, N.W., Suite 900
          ------------------------------------------------
          Washington, D.C.  20006
          ------------------------------------------------

          ------------------------------------------------


Form 13F File Number:  028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rodd Macklin
          ------------------------------------------------
Title:    Chief Financial Officer, Treasurer and Secretary
          ------------------------------------------------
Phone:    (202) 772-1481
          ------------------------------------------------

Signature, Place, and Date of Signing:

/s/ RODD MACKLIN                    Washington, D.C.          August 13, 2002
-----------------------------    ----------------------   ---------------------
      [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                0
                                          ----------------------

Form 13F Information Table Entry Total:           44
                                          ----------------------

Form 13F Information Table Value Total:        $142,155
                                          ----------------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


               NONE

                          FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3      COLUMN 4             COLUMN 5
------------------------------- --------------- ------------ -------------  -------------------------

                                                                               SHRS OR   SH/    PUT/
        NAME OF ISSUER          TITLE OF CLASS     CUSIP      VALUE (x$)       PRN AMT   PRN    CALL

------------------------------- --------------- ------------ -------------  ------------ ----- ------
          Aksys Ltd.                Common       010196103       $2,860        414,500    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
        Alkermes, Inc.              Common       01642T108         $472         29,500    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
   Allos Therapeutics, Inc.         Common       019777101       $5,929        655,900    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
         Alteon, Inc.               Common       02144G107         $237        115,000    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
      Atherogenics, Inc.            Common       047439104         $341         47,500    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
       Atrix Labs Inc.              Common       04962L101         $779         35,000    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
      Beacon Power Corp.            Common       073677106       $1,560      7,091,554    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
      Caremark RX, Inc.             Common       141705103         $248         15,000    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
      Cell Genesys, Inc.            Common       150921104         $185         13,472    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
      Cell Pathways Inc.            Common       15114R101          $16         10,526    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
  CollaGenex Pharmaceuticals        Common       19419B100       $2,361        319,000    SH
             Inc.
------------------------------- --------------- ------------ -------------  ------------ ----- ------
    Connetics Corporation           Common       208192104       $3,950        305,781    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
        Curagen Corp.               Common       23126R101          $56         10,000    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
         Curis, Inc.                Common       231269101         $334        274,011    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
     Curon Medical, Inc.            Common       231292103         $201         58,000    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
     Dendreon Corporation           Common       24823Q107         $892        422,525    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
     Diversa Corporation            Common       255064107       $8,127        816,823    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
 Esperion Therapeutics, Inc.        Common       29664R106       $4,669        859,800    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
        Exelixis, Inc.              Common       30161Q104       $6,549        869,750    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
       Gene Logic Inc.              Common       368689105       $1,943        138,767    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
Guilford Pharmaceuticals Inc.       Common       401829106       $2,190        290,500    SH
------------------------------- --------------- ------------ -------------  ------------ ----- ------
        [Repeat as necessary]

  COLUMN 6     COLUMN 7             COLUMN 8
------------- ------------ ----------------------------

   INVESTMENT      OTHER
  DISCRETION    MANAGERS         VOTING AUTHORITY
                           ----------------------------
                             SOLE      SHARED    NONE
------------- ------------ ---------- --------- -------
  DEFINED                    414,500
------------- ------------ ---------- --------- -------
  DEFINED                     29,500
------------- ------------ ---------- --------- -------
  DEFINED                    655,900
------------- ------------ ---------- --------- -------
  DEFINED                    115,000
------------- ------------ ---------- --------- -------
  DEFINED                     47,500
------------- ------------ ---------- --------- -------
  DEFINED                     35,000
------------- ------------ ---------- --------- -------
  DEFINED                  7,091,554
------------- ------------ ---------- --------- -------
  DEFINED                     15,000
------------- ------------ ---------- --------- -------
  DEFINED                     13,472
------------- ------------ ---------- --------- -------
  DEFINED                     10,526
------------- ------------ ---------- --------- -------
  DEFINED                    319,000
------------- ------------ ---------- --------- -------
  DEFINED                    305,781
------------- ------------ ---------- --------- -------
  DEFINED                     10,000
------------- ------------ ---------- --------- -------
  DEFINED                    274,011
------------- ------------ ---------- --------- -------
  DEFINED                     58,000
------------- ------------ ---------- --------- -------
  DEFINED                    422,525
------------- ------------ ---------- --------- -------
  DEFINED                    816,823
------------- ------------ ---------- --------- -------
  DEFINED                    859,800
------------- ------------ ---------- --------- -------
  DEFINED                    869,750
------------- ------------ ---------- --------- -------
  DEFINED                    138,767
------------- ------------ ---------- --------- -------
  DEFINED                    290,500
------------- ------------ ---------- --------- -------

                          FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3      COLUMN 4               COLUMN 5
------------------------------- --------------- ------------ -------------    ------------------------
                                                                              SHRS OR           PUT/
        NAME OF ISSUER          TITLE OF CLASS     CUSIP      VALUE (x$)      PRN AMT   SH/PRN  CALL

------------------------------- --------------- ------------ -------------    --------- ------  ------
  InSite Vision Incorporated        Common       457660108       $1,514       1,043,845  SH
------------------------------- --------------- ------------ -------------    --------- -----   ------
IntraBiotics Pharmaceuticals,       Common       46116T100       $1,593       1,225,209  SH
             Inc.
------------------------------- --------------- ------------ -------------    --------- -----   ------
   La Jolla Pharmaceutical          Common       503459109       $6,458       1,033,265  SH
           Company
------------------------------- --------------- ------------ -------------    --------- -----   ------
      Landec Corporation            Common       514766104         $953         252,048  SH
------------------------------- --------------- ------------ -------------    --------- -----   ------
Neurobiological Technologies,       Common       64124W106       $1,595         553,750  SH
             Inc.
------------------------------- --------------- ------------ -------------    --------- -----   ------
 Neurocrine Biosciences, Inc.       Common       64125C109         $100           3,500  SH
------------------------------- --------------- ------------ -------------    --------- -----   ------
        Novoste Corp.               Common       67010C100         $450          97,500  SH
------------------------------- --------------- ------------ -------------    --------- -----   ------
   NPS Pharmaceuticals Inc.         Common       62936P103         $682          44,500  SH
------------------------------- --------------- ------------ -------------    --------- -----   ------
   Oxford GlycoSciences Plc     Sponsored ADR    691464101       $1,799         474,698  SH
------------------------------- --------------- ------------ -------------    --------- -----   ------
  Proton Energy Systems Inc.        Common       74371K101       $2,293         714,286  SH
------------------------------- --------------- ------------ -------------    --------- -----   ------
          Roxio Inc.                Common       780008108         $553          76,749  SH
------------------------------- --------------- ------------ -------------    --------- -----   ------
Sciclone Pharmaceuticals Inc.       Common       80862K104       $2,516       1,257,860  SH
------------------------------- --------------- ------------ -------------    --------- -----   ------
   Synaptic Pharmaceutical          Common       87156R109       $1,009         172,500  SH
         Corporation
------------------------------- --------------- ------------ -------------    --------- -----   ------
Targeted Genetics Corporation       Common       87612M108         $216         200,000  SH
------------------------------- --------------- ------------ -------------    --------- -----   ------
     Texas Biotechnology            Common       88221T104       $3,179         815,000  SH
         Corporation
------------------------------- --------------- ------------ -------------    --------- -----   ------
        Trimeris Inc.               Common       896263100         $866          19,500  SH
------------------------------- --------------- ------------ -------------    --------- -----   ------
        Versicor, Inc.              Common       925314106       $1,123          83,500  SH
------------------------------- --------------- ------------ -------------    --------- -----   ------
   ViroPharma Incorporated          Common       928241108       $1,403         981,043  SH
------------------------------- --------------- ------------ -------------    --------- -----   ------
        [Repeat as necessary]



   COLUMN 6     COLUMN 7             COLUMN 8
 ------------- ------------ ----------------------------
  INVESTMENT      OTHER
  DISCRETION    MANAGERS         VOTING AUTHORITY
                            ----------------------------
                              SOLE      SHARED    NONE
 ------------- ------------ ---------- --------- -------
   DEFINED                  1,043,845
 ------------- ------------ ---------- --------- -------
   DEFINED                  1,225,209

 ------------- ------------ ---------- --------- -------
   DEFINED                  1,033,265

 ------------- ------------ ---------- --------- -------
   DEFINED                    252,048
 ------------- ------------ ---------- --------- -------
   DEFINED                    553,750

 ------------- ------------ ---------- --------- -------
   DEFINED                      3,500
 ------------- ------------ ---------- --------- -------
   DEFINED                     97,500
 ------------- ------------ ---------- --------- -------
   DEFINED                     44,500
 ------------- ------------ ---------- --------- -------
   DEFINED                    474,698
 ------------- ------------ ---------- --------- -------
   DEFINED                    714,286
 ------------- ------------ ---------- --------- -------
   DEFINED                     76,749
 ------------- ------------ ---------- --------- -------
   DEFINED                  1,257,860
 ------------- ------------ ---------- --------- -------
   DEFINED                    172,500
 ------------- ------------ ---------- --------- -------
   DEFINED                    200,000
 ------------- ------------ ---------- --------- -------
   DEFINED                    815,000
 ------------- ------------ ---------- --------- -------
   DEFINED                     19,500
 ------------- ------------ ---------- ---------- ------
   DEFINED                     83,500
 ------------- ------------ ---------- ---------- ------
   DEFINED                    981,043
 ------------- ------------ ---------- ---------- ------

                          FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3      COLUMN 4             COLUMN 5
------------------------------- --------------- ------------ ------------- -------------------------
                                                                           SHRS OR            PUT/
        NAME OF ISSUER          TITLE OF CLASS     CUSIP      VALUE (x$)   PRN AMT   SH/PRN   CALL

------------------------------- --------------- ------------ ------------- --------- -----    ------
      Allos Therapeutics            Common       019777101      $22,600    2,500,000  SH
------------------------------- --------------- ------------ ------------- --------- -----    ------
      Axcan Pharma Inc.             Common       054923107      $37,350    2,500,000  SH
------------------------------- --------------- ------------ ------------- --------- -----    ------
 CollaGenex Pharmaceuticals,        Common       19419B100       $7,400    1,000,000  SH
             Inc.
------------------------------- --------------- ------------ ------------- --------- -----    ------
IntraBiotics Pharmaceuticals,       Common       46116T100       $2,275    1,750,000  SH
             Inc.
------------------------------- --------------- ------------ ------------- --------- -----    ------
        Valentis, Inc.              Common       91913E104         $329     245,236   SH
------------------------------- --------------- ------------ ------------- --------- -----    ------

------------------------------- --------------- ------------ ------------- --------- -----    ------

------------------------------- --------------- ------------ ------------- --------- -----    ------

------------------------------- --------------- ------------ ------------- --------- -----    ------

------------------------------- --------------- ------------ ------------- --------- -----    ------

------------------------------- --------------- ------------ ------------- --------- -----    ------

------------------------------- --------------- ------------ ------------- --------- -----    ------

------------------------------- --------------- ------------ ------------- --------- -----    ------

------------------------------- --------------- ------------ ------------- --------- -----    ------

------------------------------- --------------- ------------ ------------- --------- -----    ------

------------------------------- --------------- ------------ ------------- --------- -----    ------

------------------------------- --------------- ------------ ------------- --------- -----    ------

------------------------------- --------------- ------------ ------------- --------- -----    ------

------------------------------- --------------- ------------ ------------- --------- -----    ------

------------------------------- --------------- ------------ ------------- --------- -----    ------

------------------------------- --------------- ------------ ------------- --------- -----    ------
     [Repeat as necessary]


  COLUMN 6     COLUMN 7             COLUMN 8
------------- ------------ ----------------------------
 INVESTMENT      OTHER
 DISCRETION    MANAGERS         VOTING AUTHORITY
                           ----------------------------
                             SOLE      SHARED    NONE
------------- ------------ ---------- ---------- ------
   OTHER                              2,500,000
------------- ------------ ---------- ---------- ------
   OTHER                              2,500,000
------------- ------------ ---------- ---------- ------
   OTHER                              1,000,000

------------- ------------ ---------- ---------- ------
   OTHER                              1,750,000

------------- ------------ ---------- ---------- ------
   OTHER                               245,236
------------- ------------ ---------- ---------- ------

------------- ------------ ---------- ---------- ------

------------- ------------ ---------- ---------- ------

------------- ------------ ---------- ---------- ------

------------- ------------ ---------- ---------- ------

------------- ------------ ---------- ---------- ------

------------- ------------ ---------- ---------- ------

------------- ------------ ---------- ---------- ------

------------- ------------ ---------- ---------- ------

------------- ------------ ---------- ---------- ------

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------------- ------------ ---------- ---------- ------